Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 105,116	$ 85,728
ECL provision	(257)	(114)
Total ECL allowances and provisions	(1,468)	(1,029)	$ (1,054)
Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,056	6,046
Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	32,828	26,706
SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,121	6,782
Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,690	9,676
Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,178	9,902
Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,661	7,890
Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,683	2,678
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	17,081	18,142
ECL provision	(63)	(42)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,710	3,687
ECL provision	(20)	(10)
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,310	1,180
ECL provision	(13)	(24)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,637	7,966
ECL provision	(17)	(5)
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	641	622
ECL provision	(2)	(1)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,441	2,334
ECL provision	(2)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	41,372	27,547
ECL provision	(142)	(35)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	24,209	18,735
ECL provision	(121)	(27)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,247	1,657
ECL provision	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	40,134	35,092
ECL provision	(50)	(34)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,328	5,242
ECL provision	(12)	(16)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,909	4,274
ECL provision	(9)	(1)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,827	4,787
ECL provision	(16)	(9)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,671	7,976
ECL provision	0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,661	7,890
ECL provision	(8)	(6)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	242	344
ECL provision	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,282	3,289
ECL provision	(2)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	93,337	83,626
ECL provision	(119)	(58)
Total ECL allowances and provisions	(306)	(181)	(176)
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,576	5,715
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	25,026	26,009
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,239	6,407
Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,242	9,651
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,170	9,895
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,220	7,535
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,658	2,664
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,687	17,757
ECL provision	(14)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,048	3,461
ECL provision	(4)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	936	1,055
ECL provision	(1)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,413	7,950
ECL provision	(7)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	633	622
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,416	2,320
ECL provision	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	36,894	27,078
ECL provision	(74)	(30)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	20,195	18,349
ECL provision	(63)	(24)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,247	1,657
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	35,233	33,848
ECL provision	(29)	(17)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,811	4,934
ECL provision	(5)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,783	4,188
ECL provision	(2)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,596	4,589
ECL provision	(12)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,671	7,975
ECL provision	(1)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,220	7,535
ECL provision	(6)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	242	344
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,277	3,285
ECL provision	(2)	(3)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	11,396	1,920
ECL provision	(104)	(23)
Total ECL allowances and provisions	(333)	(160)	(183)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	481	326
Total ECL allowances and provisions	(53)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,598	630
Total ECL allowances and provisions	(110)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,734	273
Total ECL allowances and provisions	(38)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	448	25
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	430	355
Total ECL allowances and provisions	(14)
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	13
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,225	304
ECL provision	(15)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,549	203
ECL provision	(5)	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	326	67
ECL provision	(1)	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	224	16
ECL provision	(9)	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	13
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,374	419
ECL provision	(68)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,950	359
ECL provision	(58)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,792	1,197
ECL provision	(21)	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	517	307
ECL provision	(7)	(13)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,099	69
ECL provision	(7)	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,169	171
ECL provision	(4)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	430	355
ECL provision	(2)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	5	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	382	182
ECL provision	(34)	(33)
Total ECL allowances and provisions	(829)	(688)	$ (695)
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	4
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	205	67
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	148	101
Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8	7
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	11	0
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	170	82
ECL provision	(34)	(33)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	113	24
ECL provision	(12)	(9)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	48	58
ECL provision	(11)	(23)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8	0
ECL provision	(2)	(1)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	104	50
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	64	27
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	108	46
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	27	17
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	63	27
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	1
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	11	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	4
ECL provision	0	0
UBS AG
Disclosure Of Provision Matrix [Line Items]
Total exposure	107,059	87,614
ECL provision	(257)	(114)
Total ECL allowances and provisions	(1,468)	(1,029)
UBS AG | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,056	6,046
UBS AG | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	32,828	26,706
UBS AG | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,121	6,782
UBS AG | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,690	9,676
UBS AG | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,178	9,902
UBS AG | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,661	7,890
UBS AG | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,683	2,678
UBS AG | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	17,081	18,142
ECL provision	(63)	(42)
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,710	3,687
ECL provision	(20)	(10)
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,310	1,180
ECL provision	(13)	(24)
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,637	7,966
ECL provision	(17)	(5)
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	641	622
ECL provision	(2)	(1)
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,441	2,334
ECL provision	(2)	(1)
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	41,372	27,547
ECL provision	(142)	(35)
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	24,209	18,735
ECL provision	(121)	(27)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,247	1,657
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	42,077	36,979
ECL provision	(50)	(34)
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,328	5,242
ECL provision	(12)	(16)
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,909	4,274
ECL provision	(9)	(1)
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,827	4,787
ECL provision	(16)	(9)
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,671	7,976
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,661	7,890
ECL provision	(8)	(6)
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	242	344
ECL provision	0	0
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,282	3,289
ECL provision	(2)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	95,281	85,513
ECL provision	(119)	(58)
Total ECL allowances and provisions	(306)	(181)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,576	5,715
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	25,026	26,009
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,239	6,407
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,270	9,651
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,170	9,895
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,220	7,535
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,658	2,664
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,687	17,757
ECL provision	(14)	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,048	3,461
ECL provision	(4)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	936	1,055
ECL provision	(1)	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,413	7,950
ECL provision	(7)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	633	622
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,416	2,320
ECL provision	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	36,894	27,078
ECL provision	(74)	(30)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	20,195	18,349
ECL provision	(63)	(24)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,247	1,657
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	37,176	35,735
ECL provision	(29)	(17)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,811	4,934
ECL provision	(5)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,783	4,188
ECL provision	(2)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,596	4,589
ECL provision	(12)	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,671	7,975
ECL provision	(1)	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,220	7,535
ECL provision	(6)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	242	344
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,277	3,285
ECL provision	(2)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	11,396	1,920
ECL provision	(104)	(23)
Total ECL allowances and provisions	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	481	326
Total ECL allowances and provisions	(53)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,598	630
Total ECL allowances and provisions	(110)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,734	273
Total ECL allowances and provisions	(38)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	448	25
Total ECL allowances and provisions	(19)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	430	355
Total ECL allowances and provisions	(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	13
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,225	304
ECL provision	(15)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,549	203
ECL provision	(5)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	326	67
ECL provision	(1)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	224	16
ECL provision	(9)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	13
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,374	419
ECL provision	(68)	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,950	359
ECL provision	(58)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,792	1,197
ECL provision	(21)	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	517	307
ECL provision	(7)	(13)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,099	69
ECL provision	(7)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,169	171
ECL provision	(4)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	430	355
ECL provision	(2)	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	5	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	382	182
ECL provision	(34)	(33)
Total ECL allowances and provisions	(829)	(688)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	4
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	205	67
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	148	101
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8	7
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	11	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	170	82
ECL provision	(34)	(33)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	113	24
ECL provision	(12)	(9)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	48	58
ECL provision	(11)	(23)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	8	0
ECL provision	(2)	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	104	50
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	64	27
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	108	46
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	27	17
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	63	27
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	1
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	11	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	4
ECL provision	$ 0	$ 0